UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST-GNMA TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA GNMA Trust(R)

                               [GRAPHIC OF USAA GNMA TRUST]

            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
           MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm       14

   Portfolio of Investments                                      15

   Notes to Portfolio of Investments                             18

   Financial Statements                                          19

   Notes to Financial Statements                                 22

DIRECTORS' AND OFFICERS' INFORMATION                             32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]             SECOND-QUARTER EARNINGS SHOULD
                                                  CONTINUE TO IMPRESS.

                                                         "

--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                   5/31/04                           5/31/03
--------------------------------------------------------------------------------
Net Assets                     $610.5 Million                    $751.8 Million
Net Asset Value Per Share          $9.72                             $10.16


--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/04
--------------------------------------------------------------------------------
1 YEAR               5 YEARS               10 YEARS            30-DAY SEC YIELD
 0.39%                5.46%                 6.42%                    4.30%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW
--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS          LIPPER GNMA      USAA GNMA      LIPPER GNMA
               GNMA 30-YEAR INDEX         FUNDS INDEX      TRUST FUND     FUNDS AVERAGE
               ------------------         -----------      ----------     -------------
 5/31/1994          $10000.00              $10000.00        $10000.00      $10000.00
 6/30/1994            9984.00                9972.69         10027.72        9970.24
 7/31/1994           10182.68               10139.14         10154.67       10135.85
 8/31/1994           10212.21               10161.25         10187.59       10154.00
 9/30/1994           10067.20               10027.31         10123.65       10018.14
10/31/1994           10050.08                9998.27         10112.10        9987.97
11/30/1994           10024.96                9973.99         10079.73        9961.55
12/31/1994           10140.25               10068.05         10161.77       10056.36
 1/31/1995           10351.16               10260.08         10333.09       10247.53
 2/28/1995           10624.43               10509.32         10557.51       10494.60
 3/31/1995           10674.37               10549.63         10581.28       10537.77
 4/30/1995           10833.42               10686.17         10698.91       10676.22
 5/31/1995           11162.75               11022.54         11054.04       11025.43
 6/30/1995           11240.89               11088.43         11130.93       11088.89
 7/31/1995           11263.37               11089.29         11108.55       11084.04
 8/31/1995           11380.51               11204.16         11286.00       11200.77
 9/30/1995           11494.32               11312.53         11395.37       11315.63
10/31/1995           11587.42               11416.99         11520.68       11422.16
11/30/1995           11721.84               11555.70         11688.86       11567.80
12/31/1995           11873.05               11701.34         11864.45       11717.95
 1/31/1996           11954.97               11770.26         11933.83       11784.83
 2/29/1996           11865.31               11636.32         11689.67       11632.19
 3/31/1996           11835.65               11588.59         11577.52       11583.08
 4/30/1996           11804.87               11545.09         11531.53       11536.34
 5/31/1996           11764.74               11499.08         11457.03       11489.25
 6/30/1996           11921.21               11628.03         11602.22       11613.65
 7/31/1996           11966.51               11669.99         11628.11       11655.35
 8/31/1996           11970.10               11669.76         11671.10       11650.97
 9/30/1996           12172.39               11854.66         11848.61       11836.08
10/31/1996           12420.71               12088.22         12097.48       12075.24
11/30/1996           12604.54               12269.71         12286.37       12259.27
12/31/1996           12536.47               12190.82         12213.02       12173.11
 1/31/1997           12634.26               12269.23         12307.17       12248.94
 2/28/1997           12681.00               12300.68         12352.58       12275.20
 3/31/1997           12554.19               12183.28         12225.23       12144.03
 4/30/1997           12761.34               12370.57         12394.89       12331.10
 5/31/1997           12894.05               12481.33         12514.87       12445.77
 6/30/1997           13048.78               12628.30         12689.82       12590.31
 7/31/1997           13284.97               12866.28         12926.02       12852.40
 8/31/1997           13257.07               12825.71         12855.78       12799.02
 9/30/1997           13434.71               12994.72         13036.34       12966.85
10/31/1997           13573.09               13123.78         13195.43       13102.29
11/30/1997           13616.52               13152.24         13220.13       13133.17
12/31/1997           13739.07               13281.92         13374.33       13260.07
 1/31/1998           13873.72               13412.23         13561.38       13397.38
 2/28/1998           13904.24               13430.82         13526.54       13410.33
 3/31/1998           13962.64               13478.58         13615.39       13454.99
 4/30/1998           14043.62               13555.55         13699.80       13526.69
 5/31/1998           14140.52               13652.18         13847.93       13631.83
 6/30/1998           14199.91               13711.42         13980.20       13695.82
 7/31/1998           14280.85               13775.59         14013.67       13750.38
 8/31/1998           14392.24               13904.69         14236.48       13893.26
 9/30/1998           14563.51               14076.46         14556.32       14087.27
10/31/1998           14550.40               14002.44         14271.92       14005.53
11/30/1998           14633.34               14082.75         14432.69       14084.75
12/31/1998           14693.33               14137.75         14479.05       14137.46
 1/31/1999           14797.66               14223.51         14590.38       14219.77
 2/28/1999           14748.82               14129.76         14258.32       14101.86
 3/31/1999           14837.32               14218.76         14408.94       14187.83
 4/30/1999           14908.54               14280.88         14442.30       14247.24
 5/31/1999           14832.50               14178.11         14281.93       14139.22
 6/30/1999           14771.69               14099.95         14177.16       14062.61
 7/31/1999           14674.20               14007.50         13906.24       13973.24
 8/31/1999           14668.33               13993.77         13755.03       13954.18
 9/30/1999           14905.95               14222.09         14019.40       14174.87
10/31/1999           14995.39               14287.34         14033.34       14231.42
11/30/1999           15001.39               14289.10         14042.09       14237.27
12/31/1999           14971.39               14227.73         13955.98       14171.62
 1/31/2000           14836.64               14103.62         13887.08       14048.61
 2/29/2000           15028.04               14277.49         14087.86       14215.49
 3/31/2000           15268.48               14501.41         14260.42       14436.16
 4/30/2000           15253.22               14468.52         14185.68       14409.23
 5/31/2000           15311.18               14527.20         14320.27       14460.54
 6/30/2000           15592.90               14774.07         14604.63       14714.49
 7/31/2000           15673.99               14834.97         14675.41       14770.96
 8/31/2000           15912.23               15053.29         14916.78       14984.53
 9/30/2000           16060.22               15182.72         15015.12       15112.78
10/31/2000           16180.67               15277.62         15137.27       15204.86
11/30/2000           16407.20               15510.72         15398.74       15432.91
12/31/2000           16638.54               15733.08         15654.27       15662.51
 1/31/2001           16911.41               15972.39         15890.36       15894.95
 2/28/2001           16985.82               16053.20         16007.97       15984.05
 3/31/2001           17087.73               16132.85         16122.70       16070.76
 4/30/2001           17115.08               16133.28         16079.80       16046.25
 5/31/2001           17258.84               16242.93         16166.36       16145.98
 6/30/2001           17310.62               16282.39         16187.20       16192.45
 7/31/2001           17606.63               16584.72         16505.38       16496.01
 8/31/2001           17735.16               16708.37         16652.90       16615.07
 9/30/2001           17974.58               16930.47         16889.69       16851.05
10/31/2001           18213.64               17146.63         17140.64       17070.81
11/30/2001           18060.65               16983.07         16923.47       16883.26
12/31/2001           18006.47               16900.27         16773.24       16787.80
 1/31/2002           18188.33               17072.17         16945.86       16950.45
 2/28/2002           18373.85               17255.66         17155.18       17132.06
 3/31/2002           18199.30               17075.70         16908.33       16927.94
 4/30/2002           18519.61               17374.17         17261.04       17234.99
 5/31/2002           18639.99               17488.01         17432.39       17347.34
 6/30/2002           18789.11               17624.79         17558.45       17488.34
 7/31/2002           19007.06               17825.86         17752.95       17688.69
 8/31/2002           19140.11               17965.14         17935.78       17831.22
 9/30/2002           19298.97               18109.86         18081.22       17989.80
10/31/2002           19358.80               18149.33         18112.66       18018.97
11/30/2002           19376.22               18152.73         18111.53       18012.76
12/31/2002           19568.05               18348.08         18322.31       18209.42
 1/31/2003           19616.97               18392.33         18366.94       18247.53
 2/28/2003           19715.05               18493.95         18459.79       18352.04
 3/31/2003           19728.85               18485.98         18457.75       18341.54
 4/30/2003           19774.23               18530.43         18519.67       18388.61
 5/31/2003           19774.23               18551.75         18560.95       18439.76
 6/30/2003           19834.34               18582.88         18577.66       18460.01
 7/31/2003           19506.68               18210.06         18191.24       18046.79
 8/31/2003           19635.23               18320.22         18303.32       18163.12
 9/30/2003           19918.76               18622.51         18597.71       18478.80
10/31/2003           19866.97               18546.06         18526.86       18380.89
11/30/2003           19936.51               18605.15         18558.73       18428.73
12/31/2003           20121.92               18734.90         18690.93       18559.03
 1/31/2004           20222.53               18833.39         18784.70       18651.32
 2/29/2004           20354.98               18949.53         18895.22       18771.49
 3/31/2004           20438.44               19010.94         18971.58       18839.71
 4/30/2004           20117.56               18694.79         18691.04       18515.23
 5/31/2004           20077.32               18647.57         18631.22       18463.99

                                   [END CHART]

                        DATA FROM 5/31/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 o The Lehman Brothers GNMA 30-Year Index, an unmanaged index of pass-through securities with an original maturity of 30 years.

                 o The Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

                 o The Lipper GNMA Funds Average, an unmanaged index of peer funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]      MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                           USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a total return of 0.39% for the year ended May 31, 2004. This compares to a 0.22% return for the Lipper GNMA Funds Average, a 0.52% return for the Lipper GNMA Funds Index, and a 1.53% return for the Lehman Brothers GNMA 30-Year Index for the period.

                       [LOGO OF LIPPER.LEADER]   [LOGO OF LIPPER.LEADER]
                       -----------------------   -----------------------
                            PRESERVATION                 EXPENSE
                       -----------------------   -----------------------

                 The Fund is listed as a Lipper Leader for Preservation and Expense of 3,866 funds and 143 funds, respectively, within the Lipper GNMA Funds category for the overall period ending May 31, 2004.

WHAT WAS THE OVERALL MARKET ENVIRONMENT?

                 Over the 12-month period, rising interest rates eroded bond prices, but income from the Fund's bonds compensated for the

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 fall in price and allowed us to deliver a positive total return. The reporting period began with economic growth muted and the federal funds rate at 45-year lows. In June 2003, longer-term rates bottomed at levels not seen since Dwight Eisenhower was president. Over the next 11 months, yields moved higher as the bond market began to price in an improving economy and future tightening by the Federal Reserve Board (the Fed). Over the course of the reporting year, yields on three-and five-year Treasuries rose 1.5% and yields on 10-year Treasuries rose 1.28%.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

                 While virtually all bonds suffer price erosion during such periods of rising interest rates, mortgage-backed securities tended to outperform other sectors of the bond market. One thing that held back mortgage-backed securities was the high level of mortgage prepayments. But with interest rates rising and the period of rapid repayments now behind us, mortgage-backed securities have begun to show their more defensive nature.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF MAY 31, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,866 FUNDS AND 3,271 FUNDS FOR THE THREE-AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 FOR THE 10-YEAR PERIOD AMONG 1,727 FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MAY 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 143 FUNDS, 118 FUNDS, AND 78 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20%
                 OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                             HISTORICAL YIELD CURVE*

                       [CHART OF HISTORICAL YIELD CURVE]

                          5/30/03                   5/28/04           CHANGE
                        -----------               -----------       -----------
3 MONTH                    1.098%                    1.060%           -0.0379%
6 MONTH                    1.083                     1.378             0.2946
2 YEAR                     1.322                     2.532             1.2106
3 YEAR                     1.565                     3.063             1.4985
5 YEAR                     2.289                     3.791             1.5017
10 YEAR                    3.370                     4.647             1.2770
30 YEAR                    4.376                     5.345             0.9683

                                   [END CHART]

                 *YIELD OF TREASURY BILLS, NOTES, AND BONDS.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 While interest rates remained low, we allowed the Fund's cash allocation to build, which was a drag on income. However, as interest rates approached their highest levels in two years toward the end of the period, we began to deploy the cash. We tended to

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 invest in slightly higher-coupon mortgages to defend against rising rates and kept a small allocation to Treasury inflation-protected securities (TIPS), which are designed to perform well when inflation expectations increase.

---------------------------------------------------------
                 COUPON RATE COMPOSITION
                    OF MORTGAGE POOLS
---------------------------------------------------------
 [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]


COUPON RATE %                       CATEGORY PERCENTAGE
    5.00%                                  8.7%
    5.50                                  26.9
    6.00                                  33.9
    6.50                                  18.1
    6.75                                   0.2
    7.00                                   7.9
    7.50                                   2.1
    8.00                                   2.0
    8.50                                   0.1
    9.00                                   0.1
---------------------------------------------------------
             AVERAGE COUPON RATE
              6.03% (MAY 2004)
                [END CHART]



HOW DOES A GNMA DIFFER FROM A FANNIE MAE OR FREDDIE MAC?

                 GNMAs are backed by the full faith and credit of the U.S. government, just like U.S. Treasury securities. Fannie Mae and Freddie Mac are government-sponsored enterprises (GSEs), but their securities are not backed by the full faith and credit of the U.S. government.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR MARKET OUTLOOK?

                 We believe job growth and other economic indicators are pointing to a strong recovery. As expected, the Fed raised the federal funds rate at its end-of-June meeting, in what we suspect is the first of a series of rate hikes. However, the bond market has priced in several rate hikes already. With the impact of easy monetary (interest rate) and fiscal (tax rebates) policy now behind us, the question is whether the economic expansion has enough momentum to sustain itself, especially given the headwinds from higher long-term rates and high energy prices. With more attractive opportunities available than we have seen over the past two years, we will look to make investments that increase the Fund's yield when we believe it is prudent to do so.

                 We thank you for the opportunity and privilege of serving you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                       ASSET ALLOCATION
                            5/31/04

                [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*         79.9%
Collateralized Mortgage Obligations                  9.0%
15-Year Fixed-Rate Single-Family Mortgages*          5.9%
Repurchase Agreement                                 3.0%
U.S.Treasury Inflation-Indexed Note                  1.9%

                          [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
                  PASS-THROUGH SECURITIES, SINGLE-FAMILY.



                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-17.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA GNMA TRUST:

                 We have audited the accompanying statement of assets and liabilities of the USAA GNMA Trust (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA GNMA Trust as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2004

PRINCIPAL                                                      COUPON                       MARKET
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (94.8%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (85.8%)
             Government National Mortgage Assn. I,
  $ 9,895     Pool 604858                                        5.50%    12/15/2018      $ 10,154
   21,906     Pool 553312                                        5.50      6/15/2033        21,815
   54,663     Pool 604713                                        5.50     10/15/2033        54,436
   23,461     Pool 616143                                        5.50     12/15/2033        23,363
   11,290     Pool 781378                                        6.00     12/15/2016        11,784
    5,498     Pool 780770                                        6.00      4/15/2028         5,620
    2,615     Pool 482833                                        6.00     11/15/2028         2,672
    4,139     Pool 492703                                        6.00      2/15/2029         4,228
    3,811     Pool 781148                                        6.00      7/15/2029         3,894
    6,687     Pool 584367                                        6.00      5/15/2032         6,823
   22,854     Pool 603869                                        6.00      1/15/2033        23,313
    6,857     Pool 553069                                        6.00      2/15/2033         6,994
    8,415     Pool 581541                                        6.00      7/15/2033         8,584
    6,369     Pool 615955                                        6.00      9/15/2033         6,496
    1,869     Pool 456861                                        6.50      5/15/2028         1,947
    1,706     Pool 472596                                        6.50      5/15/2028         1,777
    1,839     Pool 462642                                        6.50      7/15/2028         1,915
    1,587     Pool 464827                                        6.50      9/15/2028         1,653
      356     Pool 467338                                        6.50     11/15/2028           370
    4,962     Pool 490804                                        6.50     11/15/2028         5,168
      288     Pool 434165                                        6.50      1/15/2029           300
      258     Pool 469900                                        6.50      1/15/2029           268
    6,169     Pool 486065                                        6.50      3/15/2031         6,420
    5,911     Pool 485860                                        6.50     10/15/2031         6,152
    4,461     Pool 577423                                        6.50      1/15/2032         4,642
    2,033     Pool 581120                                        6.50      3/15/2032         2,116
    6,581     Pool 552707                                        6.50      8/15/2032         6,848
   27,522     Pool 781516                                        6.50      9/15/2032        28,642
      322     Pool 474279                                        6.75      5/15/2028           339
      639     Pool 474256                                        6.75      5/15/2028           673
      609     Pool 440293                                        7.00      4/15/2027           646
       72     Pool 440325                                        7.00      4/15/2027            77
    3,347     Pool 780570                                        7.00      5/15/2027         3,551
      597     Pool 478209                                        7.00      6/15/2028           633
      600     Pool 458908                                        7.00      7/15/2028           636
      761     Pool 464128                                        7.00      8/15/2028           806
      554     Pool 486467                                        7.00      8/15/2028           588
    1,331     Pool 464854                                        7.00      9/15/2028         1,410

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2004

PRINCIPAL                                                      COUPON                       MARKET
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 4,975     Pool 487603                                        7.00%     5/15/2029      $  5,269
    4,583     Pool 487613                                        7.00      6/15/2029         4,854
    3,887     Pool 555482                                        7.00      8/15/2031         4,113
    1,646     Pool 781328                                        7.00      9/15/2031         1,743
    3,037     Pool 564438                                        7.00     10/15/2031         3,214
    1,995     Pool 563599                                        7.00      6/15/2032         2,111
    5,268     Pool 563613                                        7.00      7/15/2032         5,574
    1,546     Pool 780716                                        7.50      2/15/2028         1,667
      254     Pool 781001                                        7.50      3/15/2029           273
      745     Pool 499432                                        7.50      4/15/2029           800
    1,521     Pool 470683                                        7.50      7/15/2029         1,634
    1,965     Pool 510533                                        7.50     10/15/2029         2,112
      381     Pool 518539                                        7.50     10/15/2029           409
      766     Pool 538003                                        7.50      8/15/2030           823
      462     Pool 443263                                        7.50     12/15/2030           497
      276     Pool 486050                                        7.50      1/15/2031           297
      212     Pool 530250                                        7.50      1/15/2031           228
      859     Pool 552172                                        7.50     11/15/2031           923
      112     Pool 178674                                        8.00      1/15/2022           123
      790     Pool 352169                                        8.00      6/15/2023           869
      780     Pool 442548                                        8.00      5/15/2027           851
      885     Pool 511530                                        8.00      7/15/2030           965
      471     Pool 520978                                        8.00      9/15/2030           514
      226     Pool 307542                                        8.50      6/15/2021           251
      126     Pool 329602                                        8.50      7/15/2022           140
      319     Pool 312950                                        9.00      7/15/2021           359

             Government National Mortgage Assn. II,
   22,317     Pool 003389                                        5.00      5/20/2033        21,528
   23,424     Pool 003414                                        5.00      7/20/2033        22,597
    7,537     Pool 003375                                        5.50      4/20/2033         7,497
   19,798     Pool 003530                                        5.50      3/20/2034        19,674
    4,900     Pool 003052                                        6.00      3/20/2031         4,995
   10,948     Pool 003273                                        6.00      8/20/2032        11,157
    9,087     Pool 003285                                        6.00      9/20/2032         9,261
    8,020     Pool 003460                                        6.00     10/20/2033         8,198
    8,891     Pool 448816                                        6.00     12/20/2033         9,013
   24,191     Pool 003517                                        6.00      2/20/2034        24,639
   24,648     Pool 003531                                        6.00      3/20/2034        25,105
    2,011     Pool 003080                                        6.50      5/20/2031         2,088
    1,756     Pool 003107                                        6.50      7/20/2031         1,823
    4,678     Pool 781494                                        6.50      8/20/2031         4,857

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2004

PRINCIPAL                                                      COUPON                       MARKET
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 7,676     Pool 781427                                        6.50%     4/20/2032      $  7,968
    7,280     Pool 003250                                        6.50      6/20/2032         7,558
    5,165     Pool 002971                                        7.00      9/20/2030         5,458
      909     Pool 003070                                        7.50      4/20/2031           975
      233     Pool 000563                                        8.00     12/20/2022           256
    6,300     Pool 002958                                        8.00      8/20/2030         6,843

             Fannie Mae,(+)
    2,590     Pool 598427                                        6.00      2/01/2017         2,692
    3,161     Pool 608749                                        6.50     10/01/2016         3,340
    7,599     Pool 618473                                        6.50     12/01/2016         8,030
                                                                                          --------
                                                                                           523,918
                                                                                          --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%)
             Government National Mortgage Assn. I,
   13,104     Series 2003-99                                     5.50      6/16/2021        13,423
   15,000     Series 2003-50 PC                                  5.50      3/16/2032        14,739
   10,000     Series 2002-35, Class C                            5.86     10/16/2023        10,505
   15,000     Series 2001-12, Class B                            6.15      6/16/2021        16,063
                                                                                          --------
                                                                                            54,730
                                                                                          --------
             Total U.S. government agency issues (cost: $578,730)                          578,648
                                                                                          --------
             U.S. TREASURY SECURITY (1.9%)

             INFLATION-INDEXED NOTE(b)
   10,421    3.00%, 7/15/2012 (cost: $10,873)                                               11,334
                                                                                          --------
             REPURCHASE AGREEMENT (3.0%)

   18,426    UBS Securities LLC, 1.03%, acquired on
              5/28/2004 and due on 6/01/2004 at
              $18,426 (collateralized by $18,810 of
              Freddie Mac Notes(a,+), 4.20%, due
              12/30/2013; market value $18,797)(c) (cost: $18,426)                          18,426
                                                                                          --------
             TOTAL INVESTMENTS (COST: $608,029)                                           $608,408
                                                                                          ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (b) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
May 31, 2004

ASSETS

  Investments in securities, at market value (identified cost of $608,029)    $608,408
  Cash                                                                              90
  Receivables:
     Capital shares sold                                                           100
     USAA Transfer Agency Company                                                    3
     Interest                                                                    2,954
                                                                              --------
          Total assets                                                         611,555
                                                                              --------
LIABILITIES

  Payables:
     Capital shares redeemed                                                       403
     Dividends on capital shares                                                   537
  Accrued management fees                                                           65
  Accrued transfer agent's fees                                                     14
  Other accrued expenses and payables                                               48
                                                                              --------
          Total liabilities                                                      1,067
                                                                              --------
               Net assets applicable to capital shares outstanding            $610,488
                                                                              ========
NET ASSETS CONSIST OF:

  Paid-in capital                                                             $649,366
  Accumulated net realized loss on investments                                 (39,257)
  Net unrealized appreciation of investments                                       379
                                                                              --------
               Net assets applicable to capital shares outstanding            $610,488
                                                                              ========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                               62,793
                                                                              ========
  Net asset value, redemption price, and offering price per share             $   9.72
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME

   Interest income                                       $ 27,252
                                                         --------
EXPENSES

   Management fees                                            854
   Administrative and servicing fees                          999
   Transfer agent's fees                                      926
   Custody and accounting fees                                132
   Postage                                                     79
   Shareholder reporting fees                                  41
   Trustees' fees                                               7
   Registration fees                                           43
   Professional fees                                           52
   Other                                                       19
                                                         --------
      Total expenses                                        3,152
   Expenses paid indirectly                                    (1)
                                                         --------
      Net expenses                                          3,151
                                                         --------
NET INVESTMENT INCOME                                      24,101
                                                         --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                         (266)
   Change in net unrealized appreciation/depreciation     (21,536)
                                                         --------
      Net realized and unrealized loss                    (21,802)
                                                         --------
   Increase in net assets resulting from operations      $  2,299
                                                         ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                  2004          2003
                                                             -----------------------
FROM OPERATIONS

  Net investment income                                      $  24,101     $  31,269
  Net realized gain (loss) on investments                         (266)        8,198
  Change in net unrealized appreciation/depreciation of
     investments                                               (21,536)        3,451
                                                             -----------------------
     Increase in net assets resulting
         from operations                                         2,299        42,918
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                        (32,030)      (38,958)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                    108,530       301,214
  Reinvested dividends                                          25,261        30,830
  Cost of shares redeemed                                     (245,366)     (173,367)
                                                             -----------------------
     Increase (decrease) in net assets from
         capital share transactions                           (111,575)      158,677
                                                             -----------------------
  Net increase (decrease) in net assets                       (141,306)      162,637

NET ASSETS

     Beginning of period                                       751,794       589,157
                                                             -----------------------
     End of period                                           $ 610,488     $ 751,794
                                                             =======================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                   10,878        29,537
  Shares issued for dividends reinvested                         2,543         3,020
  Shares redeemed                                              (24,641)      (17,008)
                                                             -----------------------
     Increase (decrease) in shares outstanding                 (11,220)       15,549
                                                             =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is
                 determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a
                    pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

                 trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of May 31, 2004.

              F. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              G. INDEMNIFICATIONS - Under the Trust's organizational
                 documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

         Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting for security paydown losses resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $7,929,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                     2004                2003
                                                 -------------------------------
         Ordinary income*                        $32,030,000         $38,958,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                             $    537,000
         Accumulated capital and other losses                       (39,257,000)
         Unrealized appreciation                                        379,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2004, the Fund had a current post-October deferred capital loss of $3,240,000 and capital loss carryovers of $36,018,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2005 and 2012, as shown below. It is unlikely that the Trust's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

         Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


CAPITAL LOSS CARRYOVER                            BALANCE           EXPIRES
---------------------------------------------------------------------------
                                                $ 3,500,000          2005
                                                  8,011,000          2008
                                                 13,754,000          2009
                                                  1,176,000          2010
                                                  9,577,000          2012


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2004, were $365,432,000 and $469,341,000, respectively.

         The cost of securities at May 31, 2004, for federal income tax purposes, was $608,029,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $8,398,000 and $8,019,000, respectively, resulting in net unrealized appreciation of $379,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

         are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2004.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

                 (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 0.20% to 0.50%                     +/- 0.04%

+/- 0.51% to 1.00%                     +/- 0.05%

+/- 1.01% and greater                  +/- 0.06%


(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $854,000, which included a performance adjustment of $21,000 that increased the base management fee of 0.125% by 0.003%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $999,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $926,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $3,000 at May 31, 2004.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED MAY 31,
                                            -------------------------------------------------------------------------
                                                2004            2003            2002             2001            2000
                                            -------------------------------------------------------------------------
Net asset value at beginning of period      $  10.16        $  10.08        $   9.89         $   9.37        $ 10.00
                                            -------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .48             .56             .57(b)           .66             .64
   Net realized and unrealized gain (loss)      (.44)            .08             .19(b)           .52            (.63)
                                            -------------------------------------------------------------------------
Total from investment operations                 .04             .64             .76             1.18             .01
Less distributions:
   From net investment income                   (.48)           (.56)           (.57)            (.66)           (.64)
                                            -------------------------------------------------------------------------
Net asset value at end of period            $   9.72        $  10.16        $  10.08         $   9.89        $   9.37
                                            =========================================================================
Total return (%)*                                .39            6.49            7.83            12.91             .21
Net assets at end of period (000)           $610,488        $751,794        $589,157         $476,641        $414,435
Ratio of expenses to average
   net assets (%)**                              .47(a)          .46(a)          .41(a)           .32(a)          .32
Ratio of net investment income to
   average net assets (%)**                     3.62            4.43            5.62(b)          6.74            6.77
Portfolio turnover (%)                         58.53           74.64           44.77            94.72           80.06

  *  Assumes reinvestment of all net investment income distributions during the period.
 **  For the year ended May 31, 2004, average net assets were $665,453,000.
(a)  Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(b)  In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement.
     Without that change, these amounts would have been:
        Net investment income                                      $ .57
        Net realized and unrealized gain                           $ .19
        Ratio of net investment income to average net assets        5.63%

32

D I R E C T O R S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                  DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                ROBERT G. DAVIS (2)
                Director and Chairman of the Board of Directors
                Born: November 1946
                Year of Election or Appointment: 1996

                Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services
                (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                CHRISTOPHER W. CLAUS (2,4)
                Director, President, and Vice Chairman of the Board of Directors
                Born: December 1960
                Year of Election or Appointment: 2001

                President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                BARBARA B. DREEBEN (3,4,5,6)
                Director
                Born: June 1945
                Year of Election or Appointment: 1994

                President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                ROBERT L. MASON, PH.D. (3,4,5,6)
                Director
                Born: July 1946
                Year of Election or Appointment: 1997

                Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                MICHAEL F. REIMHERR (3,4,5,6)
                Director
                Born: August 1945
                Year of Election or Appointment: 2000

                President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                LAURA T. STARKS, PH.D. (3,4,5,6)
                Director
                Born: February 1950
                Year of Election or Appointment: 2000

                Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present).
                Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                RICHARD A. ZUCKER (2,3,4,5,6)
                Director
                Born: July 1943
                Year of Election or Appointment: 1992

                Vice President, Beldon Roofing Company (7/85-present).
                Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                (2) MEMBER OF EXECUTIVE COMMITTEE

                (3) MEMBER OF AUDIT COMMITTEE

                (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                    USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                CLIFFORD A. GLADSON
                Vice President
                Born: November 1950
                Year of Appointment: 2002

                Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                STUART WESTER
                Vice President
                Born: June 1947
                Year of Appointment: 2002

                Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                MARK S. HOWARD
                Secretary
                Born: October 1963
                Year of Appointment: 2002

                Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                DAVID M. HOLMES
                Treasurer
                Born: June 1960
                Year of Appointment: 2001

                Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                EILEEN M. SMILEY
                Assistant Secretary
                Born: November 1959
                Year of Appointment: 2003

                Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                ROBERTO GALINDO, JR.
                Assistant Treasurer
                Born: November 1960
                Year of Appointment: 2000

                Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                    INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

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                                                                              39

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40

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                                                                              41

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42

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                                                                              43

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44

 N O T E S
==========----------------------------------------------------------------------

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

             TRUSTEES    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23413-0704                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of        Analysis                        Review of
                 Federal, State   of Passive                      US/UK Tax
                 and City Income  Foreign      Quarterly          Treaty and
                 and tax returns  Investment   Diversification    issues related
                 and excise tax   Company      Review under       to grantor
                 calculations     Status       Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.